Schedule of Investments China Equity ETF^ (Unaudited)
May 31, 2025

Number of Shares		Value
Common Stocks 95.0%
Automobile Components 3.4%
3,900	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	$75,669
31,100	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	137,387
		213,056
Automobiles 1.6%
2,000	BYD Co. Ltd. Class A	97,789
Banks 13.8%
54,400	Bank of Hangzhou Co. Ltd. Class A	125,783
99,400	Bank of Jiangsu Co. Ltd. Class A	151,474
137,900	Bank of Qingdao Co. Ltd. Class A	95,502
37,300	China Merchants Bank Co. Ltd. Class A	224,826
151,600	Chongqing Rural Commercial Bank Co. Ltd. Class A	152,540
106,900	Industrial & Commercial Bank of China Ltd. Class A	104,893
		855,018
Beverages 5.7%
2,800	Eastroc Beverage Group Co. Ltd. Class A	124,353
848	Kweichow Moutai Co. Ltd. Class A	179,126
1,858	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	47,524
		351,003
Biotechnology 2.0%
3,869	BeOne Medicines Ltd. Class A*	123,610
Capital Markets 4.3%
47,600	China Galaxy Securities Co. Ltd. Class A	104,445
24,400	CITIC Securities Co. Ltd. Class A	86,421
1,500	Hong Kong Exchanges & Clearing Ltd.	75,716
		266,582
Chemicals 1.9%
25,300	Guangzhou Tinci Materials Technology Co. Ltd. Class A	59,165
25,840	Satellite Chemical Co. Ltd. Class A*	59,998
		119,163
Electrical Equipment 5.2%
5,700	Contemporary Amperex Technology Co. Ltd. Class A	197,771
12,400	Sieyuan Electric Co. Ltd. Class A	123,960
		321,731
Number of Shares		Value
Electronic Equipment, Instruments & Components 5.9%
101,900	BOE Technology Group Co. Ltd. Class A	$53,741
27,900	Luxshare Precision Industry Co. Ltd. Class A	117,713
33,600	Shenzhen Sunlord Electronics Co. Ltd. Class A	128,939
20,000	Unisplendour Corp. Ltd. Class A	66,701
		367,094
Energy Equipment & Services 1.1%
14,800	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	70,906
Entertainment 0.5%
12,500	Beijing Enlight Media Co. Ltd. Class A*	30,394
Financial Services 2.1%
158,900	Jiangsu Financial Leasing Co. Ltd. Class A	131,658
Food Products 1.8%
12,700	Yantai China Pet Foods Co. Ltd. Class A	110,796
Health Care Equipment & Supplies 1.0%
1,900	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	59,561
Hotels, Restaurants & Leisure 1.6%
2,200	Yum China Holdings, Inc.	97,247
Household Durables 2.2%
12,400	Midea Group Co. Ltd. Class A*	136,059
Independent Power and Renewable Electricity Producers 3.3%
48,900	China Yangtze Power Co. Ltd. Class A	204,957
Insurance 2.3%
29,600	China Pacific Insurance Group Co. Ltd. Class A	141,441
Interactive Media & Services 1.0%
76,000	Meitu, Inc.*(a)	63,874
Machinery 8.3%
23,940	Hangcha Group Co. Ltd. Class A	64,159
13,100	Neway Valve Suzhou Co. Ltd. Class A	57,216
57,300	Riyue Heavy Industry Co. Ltd. Class A	92,567
24,400	Sany Heavy Industry Co. Ltd. Class A	63,766
8,100	Shenzhen Inovance Technology Co. Ltd. Class A*	73,948
55,000	Weichai Power Co. Ltd. Class A	114,804
See Notes to Schedule of Investments

Schedule of Investments China Equity ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Machinery – cont'd
18,300	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	$50,618
		517,078
Media 0.8%
22,100	Southern Publishing & Media Co. Ltd. Class A	48,431
Metals & Mining 6.0%
49,900	Baoshan Iron & Steel Co. Ltd. Class A	46,678
39,300	Chifeng Jilong Gold Mining Co. Ltd. Class A*	143,230
51,000	China Hongqiao Group Ltd.	91,189
93,500	CMOC Group Ltd. Class A	93,431
		374,528
Oil, Gas & Consumable Fuels 0.9%
39,300	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	55,089
Paper & Forest Products 0.9%
36,900	Hangzhou Huawang New Material Technology Co. Ltd. Class A	55,617
Passenger Airlines 0.9%
52,100	Air China Ltd. Class A*	57,991
Personal Care Products 2.8%
12,200	Giant Biogene Holding Co. Ltd.(a)	110,469
7,300	Shanghai Chicmax Cosmetic Co. Ltd.	61,073
		171,542
Pharmaceuticals 2.8%
17,200	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	130,672
5,300	Yunnan Baiyao Group Co. Ltd. Class A	41,545
		172,217
Number of Shares		Value
Real Estate Management & Development 0.5%
27,600	Poly Developments & Holdings Group Co. Ltd. Class A	$31,142
Semiconductors & Semiconductor Equipment 4.8%
900	Cambricon Technologies Corp. Ltd. Class A*	75,402
10,856	Montage Technology Co. Ltd. Class A	114,989
1,900	NAURA Technology Group Co. Ltd. Class A	110,372
		300,763
Software 2.5%
1,400	Beijing Kingsoft Office Software, Inc. Class A	54,752
64,000	Kingdee International Software Group Co. Ltd.*	100,394
		155,146
Technology Hardware, Storage & Peripherals 3.1%
3,900	Anker Innovations Technology Co. Ltd. Class A	55,209
21,600	Xiaomi Corp. Class B*(a)	140,353
		195,562
Total Common Stocks (Cost $5,290,240)		5,897,045

Short-Term Investments 8.1%
Investment Companies 8.1%
500,182	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.27%(b) (Cost $500,182)	500,182
Total Investments 103.1% (Cost $5,790,422)		6,397,227
Liabilities Less Other Assets (3.1)%		(190,234)
Net Assets 100.0%		$6,206,993

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2025 amounted to $314,696, which represents 5.1% of net assets of the Fund.

(b)	Represents 7-day effective yield as of May 31, 2025.
See Notes to Schedule of Investments

Schedule of Investments China Equity ETF^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
China	$5,821,329	93.8%
Hong Kong	75,716	1.2%
Short-Term Investments and Other Liabilities—Net	309,948	5.0%
	$6,206,993	100.0%
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$5,897,045	$—	$—	$5,897,045
Short-Term Investments	—	500,182	—	500,182
Total Investments	$5,897,045	$500,182	$—	$6,397,227

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)
May 31, 2025

Principal Amount		Value
Asset-Backed Securities 15.2%
Automobiles 12.3%
$125,901	Ally Auto Receivables Trust, Series 2024-1, Class A2, 5.32%, due 1/15/2027	$125,998
916,904	BMW Vehicle Lease Trust, Series 2024-2, Class A2A, 4.29%, due 1/25/2027	914,925
754,935	BofA Auto Trust, Series 2024-1A, Class A2, 5.57%, due 12/15/2026	756,290 (a)
1,103,425	Capital One Prime Auto Receivables Trust, Series 2024-1, Class A2A, 4.61%, due 10/15/2027	1,103,468
	CarMax Auto Owner Trust
121,212	Series 2024-1, Class A2A, 5.30%, due 3/15/2027	121,362
607,726	Series 2024-4, Class A2A, 4.67%, due 12/15/2027	607,848
	Citizens Auto Receivables Trust
44,545	Series 2023-2, Class A2A, 6.09%, due 10/15/2026	44,576 (a)
833,105	Series 2024-2, Class A2A, 5.54%, due 11/16/2026	834,343 (a)
	Ford Credit Auto Lease Trust
78,966	Series 2024-A, Class A2A, 5.24%, due 7/15/2026	78,991
1,107,000	Series 2025-A, Class A2A, 4.57%, due 8/15/2027	1,106,538
	Ford Credit Auto Owner Trust
878,100	Series 2024-A, Class A2A, 5.32%, due 1/15/2027	879,360
1,733,000	Series 2025-A, Class A2A, 4.47%, due 12/15/2027	1,731,061
51,847	GECU Auto Receivables Trust, Series 2023-1A, Class A2, 5.95%, due 3/15/2027	51,896 (a)
744,015	GM Financial Consumer Automobile Receivables Trust, Series 2024-3, Class A2A, 5.35%, due 6/16/2027	745,577
660,765	Honda Auto Receivables Owner Trust, Series 2024-4, Class A2, 4.56%, due 3/15/2027	660,481
175,785	Huntington Auto Trust, Series 2024-1A, Class A2, 5.50%, due 3/15/2027	176,012 (a)
243,786	Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A2A, 5.15%, due 6/15/2026	243,974 (a)
	Hyundai Auto Receivables Trust
459,816	Series 2023-C, Class A2A, 5.80%, due 1/15/2027	460,554
282,132	Series 2024-A, Class A2A, 5.29%, due 4/15/2027	282,662
324,946	Series 2024-B, Class A2A, 5.15%, due 6/15/2027	325,696
473,133	Series 2024-C, Class A2A, 4.53%, due 9/15/2027	473,039
841,000	Series 2025-A, Class A2A, 4.33%, due 12/15/2027	839,067
	Nissan Auto Receivables Owner Trust
899,883	Series 2024-B, Class A2A, 4.51%, due 6/15/2027	899,325
1,489,000	Series 2025-A, Class A2A, 4.50%, due 2/15/2028	1,489,830
1,107,670	Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A2A, 4.47%, due 12/21/2026	1,107,197 (a)
686,000	SBNA Auto Lease Trust, Series 2025-A, Class A2, 4.68%, due 4/20/2027	685,555 (a)
1,336,470	SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A2, 5.71%, due 10/20/2027	1,339,925 (a)
	Tesla Auto Lease Trust
22,602	Series 2024-A, Class A2A, 5.37%, due 6/22/2026	22,620 (a)
292,259	Series 2024-B, Class A2A, 4.79%, due 1/20/2027	292,245 (a)
	Toyota Auto Receivables Owner Trust
89,375	Series 2023-C, Class A2A, 5.60%, due 8/17/2026	89,418
695,438	Series 2024-D, Class A2A, 4.55%, due 8/16/2027	695,236
1,568,000	Series 2025-A, Class A2A, 4.48%, due 11/15/2027	1,566,455
1,000,000	Toyota Lease Owner Trust, Series 2025-A, Class A2A, 4.58%, due 7/20/2027	1,001,261 (a)
241,920	Volkswagen Auto Lease Trust, Series 2024-A, Class A2A, 5.40%, due 12/21/2026	242,508
	Volkswagen Auto Loan Enhanced Trust
1,594,408	Series 2024-1, Class A2A, 4.65%, due 11/22/2027	1,595,274
1,615,000	Series 2025-1, Class A2A, 4.51%, due 1/20/2028	1,615,459
	World Omni Auto Receivables Trust
17,935	Series 2023-C, Class A2A, 5.57%, due 12/15/2026	17,942
784,000	Series 2025-A, Class A2A, 4.49%, due 4/17/2028	783,833
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Automobiles – cont'd
$323,000	World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A2A, 4.35%, due 12/15/2027	$322,503
26,330,304
Other 2.9%
202,316	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, due 6/21/2028	202,708 (a)
211,271	Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, due 1/21/2031	212,886 (a)
227,959	Auxilior Term Funding LLC, Series 2024-1A, Class A2, 5.84%, due 3/15/2027	229,116 (a)
499,120	CCG Receivables Trust, Series 2023-1, Class A2, 5.82%, due 9/16/2030	501,750 (a)
CNH Equipment Trust
70,435	Series 2024-A, Class A2, 5.19%, due 7/15/2027	70,510
356,597	Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.40%), 4.73%, due 10/15/2027	356,596 (b)
1,098,000	Series 2025-A, Class A2A, 4.30%, due 8/15/2028	1,096,415
259,189	Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60%, due 4/15/2026	259,446
380,638	Dell Equipment Finance Trust, Series 2024-1, Class A2, 5.58%, due 3/22/2030	381,525 (a)
DLLAA LLC
76,336	Series 2023-1A, Class A2, 5.93%, due 7/20/2026	76,455 (a)
292,000	Series 2025-1A, Class A2, 4.70%, due 10/20/2027	292,017 (a)
548,300	Dllad LLC, Series 2024-1A, Class A2, 5.50%, due 8/20/2027	550,598 (a)
54,883	DLLST LLC, Series 2024-1A, Class A2, 5.33%, due 1/20/2026	54,921 (a)
John Deere Owner Trust
20,854	Series 2023-C, Class A2, 5.76%, due 8/17/2026	20,864
345,055	Series 2024-A, Class A2A, 5.19%, due 2/16/2027	345,537
Verizon Master Trust
474,000	Series 2023-5, Class A1B, (30 day USD SOFR Average + 0.68%), 5.01%, due 9/8/2028	474,955 (b)
1,113,000	Series 2024-3, Class A1B, (30 day USD SOFR Average + 0.58%), 4.91%, due 4/22/2030	1,116,104 (b)
6,242,403
Total Asset-Backed Securities (Cost $32,556,388)		32,572,707

Corporate Bonds 60.3%
Aerospace & Defense 2.2%
2,514,000	General Electric Co., (3 mo. USD Term SOFR + 0.64%), 4.90%, due 5/5/2026	2,515,345 (b)
2,262,000	RTX Corp., 3.95%, due 8/16/2025	2,257,358
4,772,703
Agriculture 1.2%
2,520,000	Philip Morris International, Inc., (Secured Overnight Financing Rate + 0.83%), 5.17%, due 4/28/2028	2,531,799 (b)
Auto Manufacturers 0.8%
1,700,000	Toyota Motor Credit Corp., (Secured Overnight Financing Rate Index + 0.45%), 4.80%, due 4/10/2026	1,700,338 (b)
Banks 19.5%
Bank of America Corp.
3,235,000	1.20%, due 10/24/2026	3,189,425 (c)
945,000	(Secured Overnight Financing Rate + 1.35%), 5.70%, due 9/15/2027	952,232 (b)
4,550,000	Citibank NA, (Secured Overnight Financing Rate + 0.71%), 5.06%, due 11/19/2027	4,545,439 (b)
1,895,000	Fifth Third Bank NA, (Secured Overnight Financing Rate + 0.81%), 5.15%, due 1/28/2028	1,893,456 (b)
3,050,000	Goldman Sachs Bank USA, (Secured Overnight Financing Rate + 0.75%), 5.10%, due 5/21/2027	3,051,588 (b)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Banks – cont'd
$910,000	Goldman Sachs Group, Inc., (Secured Overnight Financing Rate + 1.85%), 6.20%, due 3/15/2028	$923,772 (b)
JPMorgan Chase & Co.
3,095,000	(Secured Overnight Financing Rate + 0.77%), 5.11%, due 9/22/2027	3,100,055 (b)
1,305,000	(Secured Overnight Financing Rate + 1.20%), 5.54%, due 1/23/2028	1,311,864 (b)
4,090,000	Morgan Stanley Bank NA, (Secured Overnight Financing Rate + 0.69%), 5.03%, due 10/15/2027	4,090,693 (b)
1,835,000	Nordea Bank Abp, (Secured Overnight Financing Rate + 0.74%), 5.09%, due 3/19/2027	1,843,032 (a)(b)
2,595,000	PNC Bank NA, (Secured Overnight Financing Rate + 0.50%), 4.84%, due 1/15/2027	2,595,523 (b)
State Street Corp.
700,000	(Secured Overnight Financing Rate + 0.85%), 5.19%, due 8/3/2026	702,904 (b)
2,795,000	(Secured Overnight Financing Rate + 0.64%), 4.98%, due 10/22/2027	2,791,723 (b)
3,705,000	U.S. Bank NA, (Secured Overnight Financing Rate + 0.69%), 5.03%, due 10/22/2027	3,702,986 (b)
UBS Group AG
1,495,000	2.19%, due 6/5/2026	1,494,707 (a)(c)
1,420,000	1.31%, due 2/2/2027	1,387,150 (a)(c)
4,345,000	Wells Fargo & Co., (Secured Overnight Financing Rate + 0.78%), 5.10%, due 1/24/2028	4,327,837 (b)
41,904,386
Beverages 2.3%
2,155,000	Keurig Dr. Pepper, Inc., (Secured Overnight Financing Rate + 0.58%), 4.93%, due 11/15/2026	2,158,211 (b)
2,775,000	Pepsico Singapore Financing I Pte. Ltd., (Secured Overnight Financing Rate Index + 0.56%), 4.91%, due 2/16/2027	2,775,122 (b)
4,933,333
Biotechnology 0.9%
1,835,000	Amgen, Inc., 5.51%, due 3/2/2026	1,835,454
Commercial Services 0.7%
1,520,000	PayPal Holdings, Inc., (Secured Overnight Financing Rate + 0.67%), 5.02%, due 3/6/2028	1,521,261 (b)
Diversified Financial Services 3.8%
3,830,000	American Express Co., (Secured Overnight Financing Rate Index + 1.00%), 5.35%, due 2/16/2028	3,849,175 (b)
3,440,000	Capital One Financial Corp., 4.99%, due 7/24/2026	3,439,973 (c)
755,000	Mastercard, Inc., (Secured Overnight Financing Rate Index + 0.44%), 4.79%, due 3/15/2028	755,137 (b)
8,044,285
Electric 3.1%
1,735,000	Consolidated Edison Co. of New York, Inc., (Secured Overnight Financing Rate Index + 0.52%), 4.87%, due 11/18/2027	1,730,888 (b)
1,800,000	Georgia Power Co., (Secured Overnight Financing Rate Index + 0.28%), 4.63%, due 9/15/2026	1,799,550 (b)
3,105,000	NextEra Energy Capital Holdings, Inc., (Secured Overnight Financing Rate Index + 0.76%), 5.11%, due 1/29/2026	3,113,579 (b)
6,644,017
Healthcare - Services 1.5%
3,281,000	UnitedHealth Group, Inc., (Secured Overnight Financing Rate + 0.50%), 4.84%, due 7/15/2026	3,281,931 (b)
Insurance 4.3%
2,175,000	Athene Global Funding, (Secured Overnight Financing Rate Index + 0.83%), 5.18%, due 1/7/2027	2,177,355 (a)(b)
2,190,000	Corebridge Global Funding, (Secured Overnight Financing Rate + 1.30%), 5.65%, due 9/25/2026	2,205,418 (a)(b)
730,000	Marsh & McLennan Cos., Inc., (Secured Overnight Financing Rate Index + 0.70%), 5.04%, due 11/8/2027	730,655 (b)
New York Life Global Funding
2,480,000	(Secured Overnight Financing Rate + 0.58%), 4.93%, due 8/28/2026	2,486,144 (a)(b)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Insurance – cont'd
$1,605,000	(Secured Overnight Financing Rate + 0.41%), 4.75%, due 2/5/2027	$1,601,937 (a)(b)
		9,201,509
Machinery - Construction & Mining 1.8%
3,845,000	Caterpillar Financial Services Corp., (Secured Overnight Financing Rate + 0.52%), 4.87%, due 5/14/2027	3,848,029 (b)
Machinery - Diversified 1.8%
	John Deere Capital Corp.
3,035,000	(Secured Overnight Financing Rate + 0.44%), 4.79%, due 3/6/2026	3,040,128 (b)
845,000	(Secured Overnight Financing Rate + 0.60%), 4.95%, due 6/11/2027	847,144 (b)
		3,887,272
Media 0.8%
1,625,000	TCI Communications, Inc., 7.88%, due 2/15/2026	1,661,588
Miscellaneous Manufacturer 1.0%
2,205,000	Siemens Funding BV, (Secured Overnight Financing Rate + 0.64%), 4.99%, due 5/26/2028	2,206,513 (a)(b)
Oil & Gas 1.1%
2,350,000	Chevron USA, Inc., (Secured Overnight Financing Rate Index + 0.36%), 4.71%, due 2/26/2027	2,350,352 (b)
Pharmaceuticals 3.2%
2,090,000	Bristol-Myers Squibb Co., (Secured Overnight Financing Rate + 0.49%), 4.84%, due 2/20/2026	2,093,519 (b)
	CVS Health Corp.
1,615,000	3.88%, due 7/20/2025	1,612,859
940,000	5.00%, due 2/20/2026	941,288
2,315,000	GlaxoSmithKline Capital PLC, (Secured Overnight Financing Rate + 0.50%), 4.85%, due 3/12/2027	2,320,579 (b)
		6,968,245
Pipelines 1.1%
120,000	Enbridge Energy Partners LP, 5.88%, due 10/15/2025	120,198
2,180,000	Enterprise Products Operating LLC, 3.70%, due 2/15/2026	2,167,502
		2,287,700
Real Estate Investment Trusts 2.0%
4,324,000	Simon Property Group LP, 3.50%, due 9/1/2025	4,313,197
Retail 0.9%
1,850,000	Walmart, Inc., (Secured Overnight Financing Rate Index + 0.43%), 4.77%, due 4/28/2027	1,854,699 (b)
Semiconductors 2.2%
2,125,000	Broadcom, Inc., 3.15%, due 11/15/2025	2,111,148
2,710,000	Intel Corp., 4.88%, due 2/10/2026	2,711,562
		4,822,710
Software 1.4%
3,130,000	Oracle Corp., 1.65%, due 3/25/2026	3,053,653
Telecommunications 2.7%
4,770,000	AT&T, Inc., 1.70%, due 3/25/2026	4,658,346
	T-Mobile USA, Inc.
330,000	2.25%, due 2/15/2026	324,331
150,000	2.63%, due 4/15/2026	147,675
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Telecommunications – cont'd
$765,000	Verizon Communications, Inc., 1.45%, due 3/20/2026	$747,132
		5,877,484
Total Corporate Bonds (Cost $129,492,527)		129,502,458
Number of Shares
Short-Term Investments 17.4%
Investment Companies 17.4%
37,494,385	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.27%(d) (Cost $37,494,385)	37,494,385
Total Investments 92.9% (Cost $199,543,300)		199,569,550
Other Assets Less Liabilities 7.1%		15,188,322 (e)
Net Assets 100.0%		$214,757,872

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At May 31, 2025, these securities amounted to $24,460,126, which represents 11.4% of net assets of the Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of May 31, 2025 and changes periodically.
(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(d)	Represents 7-day effective yield as of May 31, 2025.
(e)	Includes the impact of the Fund’s open positions in derivatives at May 31, 2025.
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At May 31, 2025, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2025	6	Copper	$1,433,075	$74,082
6/2025	63	RBOB Gasoline	5,331,955	(599,990)
6/2025	281	Sugar 11	5,365,976	(178,006)
6/2025	4	Tin	606,080	(144,020)
7/2025	166	Brent Crude	10,300,300	226,785
7/2025	76	Canola	787,607	34,511
7/2025	29	Cocoa	2,839,390	459,366
7/2025	11	Cocoa	969,431	116,854
7/2025	25	Coffee Robusta 10tn	1,127,500	(207,526)
7/2025	64	Coffee'c'	8,218,800	(1,026,789)
7/2025	6	Copper	1,430,615	8,322
7/2025	101	Iron Ore	965,964	6,830
7/2025	38	Lead	1,854,799	(48,298)
7/2025	150	Lean Hogs	6,295,500	256,628
7/2025	161	Low Sulphur Gasoil	9,511,075	(1,199,533)
7/2025	48	Nickel	4,360,121	(242,929)
7/2025	73	Platinum	3,850,385	287,715
7/2025	179	Primary Aluminum	10,911,572	(331,928)
7/2025	35	Rapeseed	942,849	(7,425)
7/2025	45	Silver	7,431,525	(198,145)
7/2025	29	Soybean Meal	859,270	(42,590)
7/2025	91	Soybean Oil	2,560,194	22,804
7/2025	56	Wheat	1,751,400	8,510
7/2025	75	White Sugar	1,785,375	(130,158)
7/2025	142	Zinc	9,271,890	(1,781,914)
8/2025	37	Cattle Feeder	5,528,263	69,906
8/2025	118	Gold 100 Oz	39,121,720	459,874
8/2025	120	Live Cattle	10,048,800	146,306
8/2025	314	Natural Gas	11,015,120	(718,882)
8/2025	82	New York Harbor ULSD	6,905,909	(858,060)
9/2025	137	Copper	16,198,538	(589,381)
9/2025	34	Nickel	3,116,420	(88,531)
9/2025	14	Palladium	1,356,040	(981)
9/2025	154	Primary Aluminum	9,420,065	6,684
9/2025	116	Wheat	1,322,061	(81,025)
9/2025	34	Zinc	2,230,774	(12,488)
10/2025	97	WTI Crude	5,645,400	126,633
11/2025	75	Natural Gas	2,276,457	(384,555)
11/2025	172	Soybean	8,830,050	(151,572)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2025	485	Corn	$10,633,625	$(596,394)
12/2025	96	Cotton No.2	3,252,000	2,393
12/2025	34	ECX Emission	2,718,199	79,272
12/2025	2	Phelix DE Base	1,708,816	52,120
12/2025	32	Wheat	910,000	(64,700)
Total Long Positions			$243,000,905	$(7,240,225)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2025	6	Copper	$(1,433,075)	$(8,074)
7/2025	38	Lead	(1,854,799)	(35,079)
7/2025	48	Nickel	(4,360,121)	109,049
7/2025	179	Primary Aluminum	(10,911,572)	50,752
7/2025	142	Zinc	(9,271,890)	656,707
9/2025	5	Lead	(245,483)	(2,499)
12/2025	57	Cotton No.2	(1,930,875)	450
12/2025	5	Wheat	(142,750)	476
Total Short Positions			$(30,150,565)	$771,782
Total Futures				$(6,468,443)
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Securities#	$—	$32,572,707	$—	$32,572,707
Corporate Bonds#	—	129,502,458	—	129,502,458
Short-Term Investments	—	37,494,385	—	37,494,385
Total Investments	$—	$199,569,550	$—	$199,569,550

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s derivatives as of May 31, 2025:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$3,263,029	$—	$—	$3,263,029
Liabilities	(9,731,472)	—	—	(9,731,472)
Total	$(6,468,443)	$—	$—	$(6,468,443)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Schedule of Investments

Schedule of Investments Core Equity ETF^ (Unaudited)
May 31, 2025

Number of Shares		Value
Common Stocks 98.8%
Aerospace & Defense 2.4%
4,922	Boeing Co.*	$1,020,429
9,840	General Electric Co.	2,419,754
9,289	Howmet Aerospace, Inc.	1,578,108
11,549	RTX Corp.	1,576,208
		6,594,499
Automobile Components 0.2%
4,177	Aptiv PLC*	279,065
7,820	Mobileye Global, Inc. Class A*	127,075
		406,140
Automobiles 2.0%
13,072	General Motors Co.	648,502
14,161	Tesla, Inc.*	4,906,220
		5,554,722
Banks 4.2%
61,849	Bank of America Corp.	2,729,396
8,067	Citizens Financial Group, Inc.	325,504
17,769	JPMorgan Chase & Co.	4,691,016
4,111	PNC Financial Services Group, Inc.	714,533
43,405	Wells Fargo & Co.	3,245,826
		11,706,275
Beverages 0.9%
35,653	Coca-Cola Co.	2,570,581
Biotechnology 0.6%
2,416	BioMarin Pharmaceutical, Inc.*	140,297
8,214	Ionis Pharmaceuticals, Inc.*	275,251
855	Regeneron Pharmaceuticals, Inc.	419,190
1,982	Vertex Pharmaceuticals, Inc.*	876,143
		1,710,881
Broadline Retail 3.7%
50,072	Amazon.com, Inc.*	10,265,261
Building Products 0.5%
1,773	Builders FirstSource, Inc.*	190,916
2,755	Trane Technologies PLC	1,185,394
		1,376,310
Capital Markets 3.8%
3,175	Ares Management Corp. Class A	525,462
4,374	Bank of New York Mellon Corp.	387,580
912	Blackrock, Inc.	893,660
3,077	Brookfield Corp.	177,604
12,056	Intercontinental Exchange, Inc.	2,167,669
6,565	KKR & Co., Inc.	797,385
1,157	LPL Financial Holdings, Inc.	447,944
1,585	Moody's Corp.	759,722
Number of Shares		Value
Capital Markets – cont'd
8,934	Morgan Stanley	$1,143,820
7,707	Nasdaq, Inc.	643,843
4,215	S&P Global, Inc.	2,161,705
2,575	Tradeweb Markets, Inc. Class A	371,959
		10,478,353
Chemicals 1.0%
1,733	Ecolab, Inc.	460,319
7,207	Element Solutions, Inc.	154,086
4,429	Linde PLC	2,070,912
		2,685,317
Commercial Services & Supplies 0.6%
3,389	Republic Services, Inc.	871,956
4,448	Waste Connections, Inc.	876,656
		1,748,612
Communications Equipment 0.2%
932	Motorola Solutions, Inc.	387,134
Construction Materials 0.2%
1,203	Martin Marietta Materials, Inc.	658,703
Consumer Staples Distribution & Retail 1.6%
3,314	Costco Wholesale Corp.	3,447,157
10,427	Dollar Tree, Inc.*	941,141
		4,388,298
Containers & Packaging 0.3%
4,012	Avery Dennison Corp.	713,053
4,305	Ball Corp.	230,662
		943,715
Diversified Telecommunication Services 0.4%
43,037	AT&T, Inc.	1,196,429
Electric Utilities 1.5%
7,736	Alliant Energy Corp.	481,411
5,659	American Electric Power Co., Inc.	585,650
2,294	Constellation Energy Corp.	702,308
4,508	Duke Energy Corp.	530,682
3,636	Entergy Corp.	302,806
7,326	FirstEnergy Corp.	307,253
11,803	NextEra Energy, Inc.	833,764
15,767	PG&E Corp.	266,147
4,835	TXNM Energy, Inc.	274,096
		4,284,117
Electrical Equipment 1.0%
5,233	Eaton Corp. PLC	1,675,606
14,652	nVent Electric PLC	964,102
		2,639,708
See Notes to Schedule of Investments

Schedule of Investments Core Equity ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Electronic Equipment, Instruments & Components 0.6%
14,510	Amphenol Corp. Class A	$1,304,884
2,035	CDW Corp.	367,033
		1,671,917
Energy Equipment & Services 0.1%
10,009	Baker Hughes Co.	370,833
Entertainment 2.4%
1,560	Electronic Arts, Inc.	224,297
3,281	Netflix, Inc.*	3,960,921
3,351	TKO Group Holdings, Inc.	528,821
18,018	Walt Disney Co.	2,036,755
		6,750,794
Financial Services 3.4%
3,697	Apollo Global Management, Inc.	483,161
6,892	Fiserv, Inc.*	1,121,949
6,351	MasterCard, Inc. Class A	3,719,145
11,115	Visa, Inc. Class A	4,059,087
		9,383,342
Food Products 0.4%
8,657	Nestle SA ADR	922,057
18,133	Utz Brands, Inc.	239,900
		1,161,957
Gas Utilities 0.1%
10,407	UGI Corp.	375,276
Ground Transportation 1.1%
9,729	Canadian Pacific Kansas City Ltd.	794,373
6,850	Old Dominion Freight Line, Inc.	1,097,164
14,598	Uber Technologies, Inc.*	1,228,568
		3,120,105
Health Care Equipment & Supplies 2.9%
17,130	Abbott Laboratories	2,288,225
17,609	Boston Scientific Corp.*	1,853,523
10,895	Cooper Cos., Inc.*	743,911
6,582	Dexcom, Inc.*	564,736
20,410	Medtronic PLC	1,693,622
10,302	Zimmer Biomet Holdings, Inc.	949,535
		8,093,552
Health Care Providers & Services 1.7%
1,983	Cigna Group	627,897
11,525	CVS Health Corp.	738,061
1,118	McKesson Corp.	804,412
2,722	Quest Diagnostics, Inc.	471,832
2,018	RadNet, Inc.*	116,015
1,498	Tenet Healthcare Corp.*	252,817
5,735	UnitedHealth Group, Inc.	1,731,454
		4,742,488
Number of Shares		Value
Health Care REITs 0.3%
14,314	Ventas, Inc.	$920,104
Health Care Technology 0.1%
5,304	Waystar Holding Corp.*	212,054
Hotels, Restaurants & Leisure 2.6%
284	Booking Holdings, Inc.	1,567,376
70,017	Carnival Corp.*	1,625,795
2,028	Darden Restaurants, Inc.	434,418
27,117	DraftKings, Inc. Class A*	972,958
5,329	Las Vegas Sands Corp.	219,341
4,114	McDonald's Corp.	1,291,179
11,315	Wynn Resorts Ltd.	1,024,460
		7,135,527
Household Durables 0.2%
3,571	Lennar Corp. Class A	378,812
1,221	Toll Brothers, Inc.	127,289
		506,101
Household Products 1.1%
7,354	Colgate-Palmolive Co.	683,481
13,645	Procter & Gamble Co.	2,318,149
		3,001,630
Independent Power and Renewable Electricity Producers 0.2%
152	Talen Energy Corp.*	37,081
3,446	Vistra Corp.	553,324
		590,405
Industrial Conglomerates 0.6%
11,760	3M Co.	1,744,596
Industrial REITs 0.2%
5,741	Prologis, Inc.	623,473
Insurance 4.3%
6,181	Allstate Corp.	1,297,206
27,400	American International Group, Inc.	2,319,136
9,619	Aon PLC Class A	3,579,038
3,145	Assurant, Inc.	638,372
6,500	Globe Life, Inc.	792,155
7,326	MetLife, Inc.	575,677
33,335	Unum Group	2,723,803
		11,925,387
Interactive Media & Services 7.1%
25,451	Alphabet, Inc. Class C	4,399,205
44,685	Alphabet, Inc. Class A	7,674,202
10,582	Match Group, Inc.	316,825
11,222	Meta Platforms, Inc. Class A	7,266,133
		19,656,365
See Notes to Schedule of Investments

Schedule of Investments Core Equity ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
IT Services 0.6%
3,301	Accenture PLC Class A	$1,045,823
717	Gartner, Inc.*	312,913
1,287	Wix.com Ltd.*	191,699
		1,550,435
Life Sciences Tools & Services 0.9%
2,883	Agilent Technologies, Inc.	322,665
6,777	Avantor, Inc.*	87,491
4,779	Danaher Corp.	907,532
1,996	IQVIA Holdings, Inc.*	280,099
2,458	Thermo Fisher Scientific, Inc.	990,132
		2,587,919
Machinery 1.6%
3,247	Caterpillar, Inc.	1,130,053
2,068	Deere & Co.	1,046,946
11,234	Ingersoll Rand, Inc.	917,144
2,189	Parker-Hannifin Corp.	1,455,028
		4,549,171
Materials 0.3%
2,530	Sherwin-Williams Co.	907,789
Metals & Mining 0.7%
4,259	Agnico Eagle Mines Ltd.	502,519
15,454	Freeport-McMoRan, Inc.	594,670
3,100	Nucor Corp.	339,016
3,297	Steel Dynamics, Inc.	405,762
		1,841,967
Mortgage Real Estate Investment Trusts 0.1%
16,135	Starwood Property Trust, Inc.	318,666
Multi-Utilities 0.6%
14,784	CenterPoint Energy, Inc.	550,556
3,270	DTE Energy Co.	446,845
3,321	Public Service Enterprise Group, Inc.	269,101
4,167	Sempra	327,485
		1,593,987
Oil, Gas & Consumable Fuels 2.7%
1,265	Cheniere Energy, Inc.	299,792
9,732	Chevron Corp.	1,330,364
8,724	ConocoPhillips	744,593
2,383	Diamondback Energy, Inc.	320,633
1,267	DT Midstream, Inc.	132,706
5,361	EOG Resources, Inc.	582,044
7,846	EQT Corp.	432,550
24,264	Exxon Mobil Corp.	2,482,207
3,899	Phillips 66	442,459
2,372	Shell PLC ADR	157,074
1,287	Targa Resources Corp.	203,256
Number of Shares		Value
Oil, Gas & Consumable Fuels – cont'd
7,385	Williams Cos., Inc.	$446,866
		7,574,544
Passenger Airlines 0.1%
4,491	Delta Air Lines, Inc.	217,319
Personal Care Products 0.4%
15,328	Unilever PLC ADR	978,539
Pharmaceuticals 3.0%
7,027	AstraZeneca PLC ADR	511,776
17,769	Bristol-Myers Squibb Co.	857,887
4,634	Eli Lilly & Co.	3,418,363
15,547	Johnson & Johnson	2,413,050
13,177	Merck & Co., Inc.	1,012,521
1,354	Novo Nordisk AS ADR	96,811
		8,310,408
Professional Services 0.9%
265	Amentum Holdings, Inc.*	5,468
1,487	CACI International, Inc. Class A*	636,436
555	Equifax, Inc.	146,626
4,351	Jacobs Solutions, Inc.	549,531
8,547	TransUnion	731,880
1,688	Verisk Analytics, Inc.	530,268
		2,600,209
Residential REITs 0.3%
6,235	Equity LifeStyle Properties, Inc.	396,359
3,256	Equity Residential	228,376
8,140	Invitation Homes, Inc.	274,318
		899,053
Semiconductors & Semiconductor Equipment 10.1%
5,944	Analog Devices, Inc.	1,271,897
641	ASML Holding NV	472,269
25,539	Broadcom, Inc.	6,182,226
10,411	Lam Research Corp.	841,105
122,222	NVIDIA Corp.	16,515,859
6,898	QUALCOMM, Inc.	1,001,589
9,955	Texas Instruments, Inc.	1,820,272
		28,105,217
Software 11.3%
1,576	Autodesk, Inc.*	466,685
3,256	Check Point Software Technologies Ltd.*	745,233
4,648	Crowdstrike Holdings, Inc. Class A*	2,190,928
3,091	Intuit, Inc.	2,328,976
39,268	Microsoft Corp.	18,077,417
13,747	Oracle Corp.	2,275,541
7,447	Salesforce, Inc.	1,976,210
See Notes to Schedule of Investments

Schedule of Investments Core Equity ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Software – cont'd
2,393	ServiceNow, Inc.*	$2,419,538
2,262	Synopsys, Inc.*	1,049,523
		31,530,051
Specialized REITs 0.2%
13,028	Four Corners Property Trust, Inc.	359,703
9,094	Weyerhaeuser Co.	235,626
		595,329
Specialty Retail 2.7%
8,906	Home Depot, Inc.	3,279,991
860	O'Reilly Automotive, Inc.*	1,176,050
12,962	TJX Cos., Inc.	1,644,878
2,198	Ulta Beauty, Inc.*	1,036,269
16,945	Warby Parker, Inc. Class A*	358,725
		7,495,913
Technology Hardware, Storage & Peripherals 5.8%
79,626	Apple, Inc.	15,992,882
Textiles, Apparel & Luxury Goods 0.2%
10,969	NIKE, Inc. Class B	664,612
Tobacco 0.9%
13,245	Philip Morris International, Inc.	2,391,915
Number of Shares		Value
Trading Companies & Distributors 0.2%
927	United Rentals, Inc.	$656,668
Wireless Telecommunication Services 0.7%
8,233	T-Mobile U.S., Inc.	1,994,033
Total Common Stocks (Cost $251,695,908)		274,937,587
Exchange-Traded Funds 0.9%
8,133	iShares Russell 1000 ETF (Cost $2,616,574)	2,635,743

Short-Term Investments 0.3%
Investment Companies 0.3%
658,507	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.27%(a) (Cost $658,507)	658,507
Total Investments 100.0% (Cost $254,970,989)		278,231,837
Other Assets Less Liabilities 0.0%‡		127,963
Net Assets 100.0%		$278,359,800

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2025.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$274,937,587	$—	$—	$274,937,587
Exchange-Traded Funds	2,635,743	—	—	2,635,743
Short-Term Investments	—	658,507	—	658,507
Total Investments	$277,573,330	$658,507	$—	$278,231,837

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Disrupters ETF^ (Unaudited)
May 31, 2025

Number of Shares		Value
Common Stocks 97.3%
Aerospace & Defense 5.9%
2,462	HEICO Corp.	$737,714
369	TransDigm Group, Inc.	541,850
		1,279,564
Automobiles 1.9%
1,212	Tesla, Inc.*	419,910
Broadline Retail 4.7%
4,954	Amazon.com, Inc.*	1,015,620
Capital Markets 9.1%
11,638	Robinhood Markets, Inc. Class A*	769,854
8,329	Tradeweb Markets, Inc. Class A	1,203,124
		1,972,978
Electric Utilities 4.7%
3,327	Constellation Energy Corp.	1,018,561
Entertainment 6.5%
2,142	Spotify Technology SA*	1,424,730
Financial Services 2.5%
12,736	Toast, Inc. Class A*	537,204
Ground Transportation 2.8%
7,317	Uber Technologies, Inc.*	615,799
Health Care Equipment & Supplies 5.6%
2,225	Intuitive Surgical, Inc.*	1,228,956
Hotels, Restaurants & Leisure 3.6%
22,066	DraftKings, Inc. Class A*	791,728
Interactive Media & Services 1.8%
3,571	Reddit, Inc. Class A*	401,202
Number of Shares		Value
Semiconductors & Semiconductor Equipment 28.5%
4,997	Advanced Micro Devices, Inc.*	$553,318
6,162	ARM Holdings PLC ADR*	767,415
963	ASML Holding NV	709,509
1,924	Broadcom, Inc.	465,743
812	Monolithic Power Systems, Inc.	537,463
3,701	Nova Ltd.*	790,608
17,718	NVIDIA Corp.	2,394,233
		6,218,289
Software 19.7%
636	AppLovin Corp. Class A*	249,948
982	HubSpot, Inc.*	579,282
940	Intuit, Inc.	708,262
1,509	Microsoft Corp.	694,683
3,892	Palo Alto Networks, Inc.*	748,899
5,715	Procore Technologies, Inc.*	383,876
908	ServiceNow, Inc.*	918,070
		4,283,020
Total Common Stocks (Cost $17,241,719)		21,207,561

Short-Term Investments 2.7%
Investment Companies 2.7%
582,610	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.27%(a) (Cost $582,610)	582,610
Total Investments 100.0% (Cost $17,824,329)		21,790,171
Liabilities Less Other Assets (0.0)%‡		(5,183)
Net Assets 100.0%		$21,784,988

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2025.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$21,207,561	$—	$—	$21,207,561
Short-Term Investments	—	582,610	—	582,610
Total Investments	$21,207,561	$582,610	$—	$21,790,171

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Growth ETF^ (Unaudited)
May 31, 2025

Number of Shares		Value
Common Stocks 100.4%
Aerospace & Defense 1.4%
593	General Electric Co.	$145,825
Biotechnology 1.2%
664	AbbVie, Inc.	123,577
Broadline Retail 8.6%
4,385	Amazon.com, Inc.*	898,969
Capital Markets 4.2%
1,921	Brookfield Asset Management Ltd. Class A	107,768
144	CME Group, Inc.	41,616
1,305	KKR & Co., Inc.	158,505
268	S&P Global, Inc.	137,447
		445,336
Commercial Services & Supplies 0.5%
216	Waste Management, Inc.	52,049
Consumer Staples Distribution & Retail 3.3%
167	Costco Wholesale Corp.	173,710
1,743	Walmart, Inc.	172,069
		345,779
Containers & Packaging 0.6%
360	Avery Dennison Corp.	63,983
Electrical Equipment 1.1%
1,694	nVent Electric PLC	111,465
Electronic Equipment, Instruments & Components 1.2%
1,370	Amphenol Corp. Class A	123,204
Entertainment 4.0%
304	Netflix, Inc.*	366,998
74	Spotify Technology SA*	49,220
		416,218
Financial Services 5.3%
431	MasterCard, Inc. Class A	252,394
832	Visa, Inc. Class A	303,838
		556,232
Ground Transportation 1.4%
1,210	Uber Technologies, Inc.*	101,834
222	Union Pacific Corp.	49,208
		151,042
Health Care Equipment & Supplies 2.0%
2,017	Boston Scientific Corp.*	212,309
Health Care Technology 1.0%
2,523	Waystar Holding Corp.*	100,870
Number of Shares		Value
Hotels, Restaurants & Leisure 1.3%
798	Chipotle Mexican Grill, Inc.*	$39,964
306	McDonald's Corp.	96,038
		136,002
Household Products 0.4%
249	Procter & Gamble Co.	42,303
Interactive Media & Services 12.1%
3,010	Alphabet, Inc. Class A	516,937
3,402	Match Group, Inc.	101,856
1,006	Meta Platforms, Inc. Class A	651,375
		1,270,168
IT Services 0.4%
255	Cloudflare, Inc. Class A*	42,302
Life Sciences Tools & Services 0.4%
112	Thermo Fisher Scientific, Inc.	45,116
Machinery 0.3%
96	Caterpillar, Inc.	33,411
Media 1.0%
1,352	Trade Desk, Inc. Class A*	101,697
Multi-Utilities 0.9%
2,546	CenterPoint Energy, Inc.	94,813
Oil, Gas & Consumable Fuels 0.6%
1,031	Williams Cos., Inc.	62,386
Pharmaceuticals 1.5%
220	Eli Lilly & Co.	162,287
Professional Services 0.7%
298	Equifax, Inc.	78,729
Semiconductors & Semiconductor Equipment 13.2%
503	Analog Devices, Inc.	107,632
72	ASML Holding NV	53,047
2,090	Broadcom, Inc.	505,926
5,350	NVIDIA Corp.	722,946
		1,389,551
Software 21.3%
204	Crowdstrike Holdings, Inc. Class A*	96,159
187	HubSpot, Inc.*	110,311
2,732	Microsoft Corp.	1,257,704
689	Salesforce, Inc.	182,840
195	ServiceNow, Inc.*	197,163
482	Synopsys, Inc.*	223,638
672	Workday, Inc. Class A*	166,461
		2,234,276
Specialty Retail 4.6%
1,589	Chewy, Inc. Class A*	71,902
See Notes to Schedule of Investments

Schedule of Investments Growth ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Specialty Retail – cont'd
636	Home Depot, Inc.	$234,233
1,398	TJX Cos., Inc.	177,406
		483,541
Technology Hardware, Storage & Peripherals 4.7%
2,447	Apple, Inc.	491,480
Textiles, Apparel & Luxury Goods 0.4%
609	NIKE, Inc. Class B	36,899
Tobacco 0.8%
447	Philip Morris International, Inc.	80,724
Total Common Stocks (Cost $10,292,669)		10,532,543
Number of Shares		Value

Short-Term Investments 0.4%
Investment Companies 0.4%
40,837	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.27%(a) (Cost $40,837)	$40,837
Total Investments 100.8% (Cost $10,333,506)		10,573,380
Liabilities Less Other Assets (0.8)%		(85,587)
Net Assets 100.0%		$10,487,793

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2025.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$10,532,543	$—	$—	$10,532,543
Short-Term Investments	—	40,837	—	40,837
Total Investments	$10,532,543	$40,837	$—	$10,573,380

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Japan Equity ETF^ (Unaudited)
May 31, 2025

Number of Shares		Value
Common Stocks 97.5%
Automobile Components 4.0%
24,200	Niterra Co. Ltd.	$782,701
12,600	Sumitomo Electric Industries Ltd.	265,844
		1,048,545
Automobiles 2.5%
34,000	Toyota Motor Corp.	654,269
Banks 6.5%
49,500	Mitsubishi UFJ Financial Group, Inc.	696,773
85,100	Resona Holdings, Inc.	756,701
6,100	Shiga Bank Ltd.	261,135
		1,714,609
Beverages 0.6%
12,000	Asahi Group Holdings Ltd.	158,949
Broadline Retail 5.2%
20,500	Pan Pacific International Holdings Corp.	675,142
18,100	Ryohin Keikaku Co. Ltd.	696,855
		1,371,997
Building Products 3.6%
23,200	Sanwa Holdings Corp.	804,047
3,200	Takasago Thermal Engineering Co. Ltd.	147,886
		951,933
Capital Markets 1.7%
71,800	Nomura Holdings, Inc.	443,239
Chemicals 3.6%
7,500	Mitsubishi Gas Chemical Co., Inc.	115,892
75,000	Nippon Paint Holdings Co. Ltd.	567,862
23,600	Osaka Soda Co. Ltd.	265,037
		948,791
Commercial Services & Supplies 2.1%
26,300	Daiei Kankyo Co. Ltd.	554,714
Construction & Engineering 3.7%
25,400	Kinden Corp.	691,243
18,100	Obayashi Corp.	274,277
		965,520
Electrical Equipment 2.6%
7,600	Fuji Electric Co. Ltd.	339,556
6,500	Sinfonia Technology Co. Ltd.	354,599
		694,155
Number of Shares		Value
Electronic Equipment, Instruments & Components 2.7%
1,000	Keyence Corp.	$422,114
12,100	Yokogawa Electric Corp.	298,432
		720,546
Financial Services 1.3%
15,900	ORIX Corp.	338,785
Ground Transportation 2.1%
25,900	East Japan Railway Co.	545,377
Health Care Equipment & Supplies 2.0%
2,600	Hoya Corp.	309,247
11,400	Terumo Corp.	210,816
		520,063
Hotels, Restaurants & Leisure 2.1%
47,900	Resorttrust, Inc.	544,095
Household Durables 3.7%
10,500	Sekisui House Ltd.	239,560
27,400	Sony Group Corp.	725,487
		965,047
Household Products 0.9%
21,600	Lion Corp.	234,621
Industrial Conglomerates 2.4%
22,800	Hitachi Ltd.	641,084
Insurance 5.0%
31,200	Tokio Marine Holdings, Inc.	1,325,233
IT Services 5.2%
20,000	NEC Corp.	526,078
27,800	SCSK Corp.	848,326
		1,374,404
Machinery 10.3%
25,500	Amada Co. Ltd.	262,540
9,100	Daifuku Co. Ltd.	244,615
3,800	FANUC Corp.	102,147
12,100	Hoshizaki Corp.	453,661
26,100	Mitsubishi Heavy Industries Ltd.	607,993
8,400	Toyota Industries Corp.	1,057,479
		2,728,435
Media 1.8%
5,000	Fuji Media Holdings, Inc.	99,795
6,000	Nippon Television Holdings, Inc.	136,641
7,500	TBS Holdings, Inc.	241,322
		477,758
Metals & Mining 0.9%
42,500	JX Advanced Metals Corp.	231,794
See Notes to Schedule of Investments

Schedule of Investments Japan Equity ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Pharmaceuticals 1.5%
3,800	Chugai Pharmaceutical Co. Ltd.	$200,253
7,600	Daiichi Sankyo Co. Ltd.	202,920
		403,173
Professional Services 1.7%
7,600	Recruit Holdings Co. Ltd.	458,921
Real Estate Management & Development 4.4%
38,000	Mitsui Fudosan Co. Ltd.	367,073
106,400	Tokyu Fudosan Holdings Corp.	780,836
		1,147,909
Semiconductors & Semiconductor Equipment 0.8%
1,300	Tokyo Electron Ltd.	207,790
Specialty Retail 3.5%
2,200	Nitori Holdings Co. Ltd.	219,702
64,400	USS Co. Ltd.	700,413
		920,115
Textiles, Apparel & Luxury Goods 1.8%
19,700	Asics Corp.	476,842
Trading Companies & Distributors 2.7%
8,900	ITOCHU Corp.	478,724
Number of Shares		Value
Trading Companies & Distributors – cont'd
11,400	Mitsui & Co. Ltd.	$239,971
		718,695
Transportation Infrastructure 3.1%
99,700	Mitsubishi Logistics Corp.	808,921
Wireless Telecommunication Services 1.5%
22,800	KDDI Corp.	395,964
Total Common Stocks (Cost $22,768,790)		25,692,293

Short-Term Investments 4.5%
Investment Companies 4.5%
1,180,395	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.27%(a) (Cost $1,180,395)	1,180,395
Total Investments 102.0% (Cost $23,949,185)		26,872,688
Liabilities Less Other Assets (2.0)%		(527,682)
Net Assets 100.0%		$26,345,006

(a)	Represents 7-day effective yield as of May 31, 2025.

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
Japan	$25,692,293	97.5%
Short-Term Investments and Other Liabilities—Net	652,713	2.5%
	$26,345,006	100.0%
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$25,692,293	$—	$—	$25,692,293
Short-Term Investments	—	1,180,395	—	1,180,395
Total Investments	$25,692,293	$1,180,395	$—	$26,872,688

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Next Generation Connected Consumer ETF^ (Unaudited)
May 31, 2025

Number of Shares		Value
Common Stocks 95.1%
Aerospace & Defense 2.6%
780	General Electric Co.	$191,810
Beverages 3.8%
77,757	Becle SAB de CV(a)	93,568
5,354	Keurig Dr. Pepper, Inc.	180,269
		273,837
Consumer Staples Distribution & Retail 4.9%
1,855	Dollar Tree, Inc.*	167,432
729	PriceSmart, Inc.	78,717
1,094	Walmart, Inc.	108,000
		354,149
Entertainment 9.2%
197	Netflix, Inc.*	237,824
648	Spotify Technology SA*	431,011
		668,835
Health Care Equipment & Supplies 4.1%
1,066	EssilorLuxottica SA	296,182
Hotels, Restaurants & Leisure 23.0%
6,428	Basic-Fit NV*(a)(b)	168,599
13,103	Carnival Corp.*	304,252
1,302	Cava Group, Inc.*	105,813
6,541	Cie des Alpes	135,617
7,961	DraftKings, Inc. Class A*	285,641
20,575	eDreams ODIGEO SA*	181,054
4,900	Las Vegas Sands Corp.	201,684
909	McDonald's Corp.	285,290
		1,667,950
Insurance 3.8%
1,296	Allstate Corp.	271,992
Interactive Media & Services 5.2%
1,141	Alphabet, Inc. Class C	197,222
5,993	Match Group, Inc.	179,430
		376,652
IT Services 2.4%
1,191	Wix.com Ltd.*	177,400
Number of Shares		Value
Passenger Airlines 1.4%
2,054	Delta Air Lines, Inc.	$99,393
Personal Care Products 3.9%
4,410	Unilever PLC	279,681
Specialty Retail 14.2%
916	Home Depot, Inc.	337,353
1,750	TJX Cos., Inc.	222,075
604	Ulta Beauty, Inc.*	284,762
8,623	Warby Parker, Inc. Class A*	182,549
		1,026,739
Textiles, Apparel & Luxury Goods 6.3%
373	Kering SA	72,999
2,842	Moncler SpA	177,676
2,324	NIKE, Inc. Class B	140,811
9,500	PRADA SpA	62,153
		453,639
Tobacco 6.1%
2,455	Philip Morris International, Inc.	443,349
Wireless Telecommunication Services 4.2%
1,245	T-Mobile U.S., Inc.	301,539
Total Common Stocks (Cost $5,648,725)		6,883,147

Short-Term Investments 7.3%
Investment Companies 7.3%
343,328	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.27%(c)	343,328
181,881	State Street Navigator Securities Lending Government Money Market Portfolio, 4.31%(c)(d)	181,881
Total Short-Term Investments (Cost $525,209)		525,209
Total Investments 102.4% (Cost $6,173,934)		7,408,356
Liabilities Less Other Assets (2.4)%		(174,353)
Net Assets 100.0%		$7,234,003

*	Non-income producing security.
(a)
All or a portion of this security is on loan at May 31, 2025. Total value of all such securities at May 31,
2025 amounted to $195,676, collateralized by cash collateral of $181,881 and non-cash (U.S. Treasury
Securities) collateral of $22,812 for the Fund.

See Notes to Schedule of Investments

Schedule of Investments Next Generation Connected Consumer ETF^ (Unaudited)  (cont’d)
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2025 amounted to $168,599, which represents 2.3% of net assets of the Fund.

(c)	Represents 7-day effective yield as of May 31, 2025.
(d)	Represents investment of cash collateral received from securities lending.

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$5,238,218	72.4%
France	504,798	7.0%
United Kingdom	279,681	3.9%
Italy	239,829	3.3%
Spain	181,054	2.5%
Israel	177,400	2.4%
Netherlands	168,599	2.3%
Mexico	93,568	1.3%
Short-Term Investments and Other Liabilities—Net	350,856	4.9%
	$7,234,003	100.0%
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$6,883,147	$—	$—	$6,883,147
Short-Term Investments	—	525,209	—	525,209
Total Investments	$6,883,147	$525,209	$—	$7,408,356

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Option Strategy ETF^ (Unaudited)
May 31, 2025

Principal Amount		Value
U.S. Treasury Obligations 93.7%
	U.S. Treasury Notes
$15,000,000	2.88%, due 6/15/2025	$14,990,625
53,100,000	3.50%, due 9/15/2025	52,966,213 (a)
57,200,000	4.00%, due 12/15/2025	57,152,520 (a)
119,200,000	4.63%, due 3/15/2026 - 9/15/2026	119,795,133
58,500,000	4.13%, due 6/15/2026	58,488,574
60,300,000	4.38%, due 12/15/2026	60,625,054
55,200,000	4.25%, due 3/15/2027	55,484,625
Total U.S. Treasury Obligations (Cost $419,078,148)		419,502,744
Number of Shares

Short-Term Investments 5.9%
Investment Companies 5.9%
26,361,733	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.27%(b) (Cost $26,361,733)	26,361,733
Total Investments 99.6% (Cost $445,439,881)		445,864,477
Other Assets Less Liabilities 0.4%		1,967,360 (c)
Net Assets 100.0%		$447,831,837

(a)	All or a portion of this security is pledged as collateral for options written.
(b)	Represents 7-day effective yield as of May 31, 2025.
(c)	Includes the impact of the Fund’s open positions in derivatives at May 31, 2025.
See Notes to Schedule of Investments

Schedule of Investments Option Strategy ETF^ (Unaudited)  (cont’d)
Derivative Instruments
Written option contracts ("options written")
At May 31, 2025, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
SPDR S&P 500 ETF Trust	236	$(13,909,604)	$566	6/6/2025	$(9,440)
SPDR S&P 500 ETF Trust	348	(20,510,772)	568	6/6/2025	(17,748)
SPDR S&P 500 ETF Trust	227	(13,379,153)	588	6/6/2025	(97,496)
SPDR S&P 500 ETF Trust	451	(26,581,489)	589	6/6/2025	(211,744)
SPDR S&P 500 ETF Trust	546	(32,180,694)	590	6/6/2025	(279,825)
SPDR S&P 500 ETF Trust	87	(5,127,693)	592	6/6/2025	(52,809)
SPDR S&P 500 ETF Trust	49	(2,888,011)	593	6/6/2025	(32,316)
SPDR S&P 500 ETF Trust	64	(3,772,096)	564	6/13/2025	(8,992)
SPDR S&P 500 ETF Trust	409	(24,106,051)	581	6/13/2025	(166,463)
SPDR S&P 500 ETF Trust	407	(23,988,173)	586	6/13/2025	(224,257)
SPDR S&P 500 ETF Trust	658	(38,781,862)	588	6/13/2025	(407,960)
SPDR S&P 500 ETF Trust	202	(11,905,678)	590	6/13/2025	(141,400)
SPDR S&P 500 ETF Trust	181	(10,667,959)	592	6/13/2025	(142,718)
SPDR S&P 500 ETF Trust	1,786	(105,265,054)	579	6/20/2025	(961,761)
SPDR S&P 500 ETF Trust	28	(1,650,292)	583	6/20/2025	(18,102)
SPDR S&P 500 ETF Trust	23	(1,355,597)	590	6/20/2025	(20,597)
SPDR S&P 500 ETF Trust	43	(2,534,377)	591	6/20/2025	(40,377)
SPDR S&P 500 ETF Trust	65	(3,831,035)	592	6/20/2025	(63,960)
SPDR S&P 500 ETF Trust	23	(1,355,597)	579	6/27/2025	(15,238)
SPDR S&P 500 ETF Trust	1,575	(92,828,925)	584	6/27/2025	(1,265,512)
SPDR S&P 500 ETF Trust	59	(3,477,401)	587	6/27/2025	(53,366)
SPDR S&P 500 ETF Trust	259	(15,265,201)	588	6/27/2025	(243,978)
Total options written (premium received $7,087,778)					$(4,476,059)
At May 31, 2025, the Fund had securities pledged in the amount of $104,923,049 to cover collateral requirements for options written.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$419,502,744	$—	$419,502,744
Short-Term Investments	—	26,361,733	—	26,361,733
Total Investments	$—	$445,864,477	$—	$445,864,477
See Notes to Schedule of Investments

Schedule of Investments Option Strategy ETF^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of May 31, 2025:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(4,476,059)	$—	$—	$(4,476,059)
Total	$(4,476,059)	$—	$—	$(4,476,059)

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Small-Mid Cap ETF^ (Unaudited)
May 31, 2025

Number of Shares		Value
Common Stocks 96.3%
Banks 5.9%
60,654	Community Financial System, Inc.	$3,411,181
18,658	Cullen/Frost Bankers, Inc.	2,369,193
47,618	Prosperity Bancshares, Inc.	3,316,593
8,165	UMB Financial Corp.	841,975
		9,938,942
Building Products 3.5%
18,890	Armstrong World Industries, Inc.	2,939,851
14,108	Simpson Manufacturing Co., Inc.	2,196,615
14,378	Trex Co., Inc.*	803,299
		5,939,765
Commercial Services & Supplies 5.9%
42,102	Brady Corp. Class A	2,937,457
54,766	Rollins, Inc.	3,135,353
86,883	Tetra Tech, Inc.	3,035,692
6,564	VSE Corp.	853,911
		9,962,413
Construction & Engineering 4.6%
38,125	Arcosa, Inc.	3,289,044
14,279	Valmont Industries, Inc.	4,541,293
		7,830,337
Consumer Staples Distribution & Retail 1.3%
5,166	Casey's General Stores, Inc.	2,261,468
Containers & Packaging 2.5%
27,130	AptarGroup, Inc.	4,297,392
Diversified Consumer Services 1.9%
24,341	Bright Horizons Family Solutions, Inc.*	3,144,857
Electric Utilities 1.6%
42,148	Alliant Energy Corp.	2,622,870
Electronic Equipment, Instruments & Components 2.1%
17,225	Littelfuse, Inc.	3,532,159
Energy Equipment & Services 1.3%
56,142	Tidewater, Inc.*	2,229,399
Financial Services 1.1%
20,204	Shift4 Payments, Inc. Class A*	1,915,137
Health Care Equipment & Supplies 2.3%
56,382	Haemonetics Corp.*	3,817,625
Health Care Providers & Services 2.6%
7,606	Chemed Corp.	4,372,233
Number of Shares		Value
Hotels, Restaurants & Leisure 2.1%
18,348	Texas Roadhouse, Inc.	$3,581,713
Household Durables 1.0%
10,394	Installed Building Products, Inc.	1,657,635
Insurance 3.3%
50,040	RLI Corp.	3,846,575
925	White Mountains Insurance Group Ltd.	1,650,940
		5,497,515
Life Sciences Tools & Services 0.9%
31,201	Bio-Techne Corp.	1,510,128
Machinery 15.8%
22,643	Crane Co.	3,881,010
57,651	Enerpac Tool Group Corp.	2,472,075
172,169	Gates Industrial Corp. PLC*	3,641,375
26,345	ITT, Inc.	3,965,976
5,452	Kadant, Inc.	1,711,437
15,797	Lincoln Electric Holdings, Inc.	3,058,141
11,569	RBC Bearings, Inc.*	4,232,750
48,650	Toro Co.	3,686,697
		26,649,461
Marine Transportation 2.4%
36,596	Kirby Corp.*	4,048,981
Media 1.8%
17,882	Nexstar Media Group, Inc. Class A	3,047,450
Oil, Gas & Consumable Fuels 3.6%
130,974	CNX Resources Corp.*	4,227,841
108,976	Sitio Royalties Corp. Class A	1,860,220
		6,088,061
Professional Services 2.0%
46,829	UL Solutions, Inc. Class A	3,348,274
Real Estate Management & Development 3.8%
27,537	Colliers International Group, Inc.	3,317,658
17,792	FirstService Corp.	3,120,628
		6,438,286
Semiconductors & Semiconductor Equipment 5.2%
30,464	Entegris, Inc.	2,094,095
49,942	Lattice Semiconductor Corp.*	2,244,394
24,115	MKS, Inc.	1,982,012
48,055	Power Integrations, Inc.	2,389,775
		8,710,276
Software 10.2%
60,327	Bentley Systems, Inc. Class B	2,879,408
13,714	Commvault Systems, Inc.*	2,511,719
See Notes to Schedule of Investments

Schedule of Investments Small-Mid Cap ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Software – cont'd
2,174	Fair Isaac Corp.*	$3,752,933
12,882	Manhattan Associates, Inc.*	2,431,864
15,846	SPS Commerce, Inc.*	2,230,483
6,065	Tyler Technologies, Inc.*	3,499,444
		17,305,851
Specialty Retail 2.7%
4,730	Murphy USA, Inc.	2,018,716
54,052	Tractor Supply Co.	2,616,117
		4,634,833
Trading Companies & Distributors 3.3%
44,323	Core & Main, Inc. Class A*	2,429,344
7,144	Watsco, Inc.	3,168,864
		5,598,208
Number of Shares		Value
Water Utilities 1.6%
33,418	American States Water Co.	$2,635,678
Total Common Stocks (Cost $170,935,482)		162,616,947

Short-Term Investments 3.7%
Investment Companies 3.7%
6,195,153	State Street Institutional Treasury Money Market Fund Premier Class, 4.22%(a) (Cost $6,195,153)	6,195,153
Total Investments 100.0% (Cost $177,130,635)		168,812,100
Other Assets Less Liabilities 0.0%‡		2,929
Net Assets 100.0%		$168,815,029

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2025.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$162,616,947	$—	$—	$162,616,947
Short-Term Investments	—	6,195,153	—	6,195,153
Total Investments	$162,616,947	$6,195,153	$—	$168,812,100

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

May 31, 2025
Notes to Schedule of Investments ETF Trustß (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman China Equity ETF, Neuberger Berman Commodity Strategy ETF ("Commodity Strategy ETF"), Neuberger Berman Core Equity ETF, Neuberger Berman Disrupters ETF, Neuberger Berman Growth ETF, Neuberger Berman Japan Equity ETF, Neuberger Berman Next Generation Connected Consumer ETF, Neuberger Berman Option Strategy ETF and Neuberger Berman Small-Mid Cap ETF (each individually a "Fund," and collectively, the "Funds") are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, exchange-traded funds and exchange-traded options written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.
ßNotes to Consolidated Schedule of Investments for Commodity Strategy ETF

Notes to Schedule of Investments ETF Trustß (Unaudited)  (cont’d)
Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider several factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Funds' Board of Trustees designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time at which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.
ßNotes to Consolidated Schedule of Investments for Commodity Strategy ETF

Notes to Schedule of Investments ETF Trustß (Unaudited)  (cont’d)

Commodity Strategy ETF invests in commodity-related instruments through Neuberger Berman Cayman Commodity Fund I Ltd. (the "CS Subsidiary"), which is organized under the laws of the Cayman Islands. Commodity Strategy ETF is and expects to remain the sole shareholder of the CS Subsidiary. The CS Subsidiary is governed by its own Board of Directors.
As of May 31, 2025, the value of Commodity Strategy ETF's investment in the CS Subsidiary was as follows:
Investment in CS Subsidiary	Percentage of Net Assets
$37,738,588	17.6%
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.
ßNotes to Consolidated Schedule of Investments for Commodity Strategy ETF

Notes to Schedule of Investments ETF Trustß (Unaudited) (cont'd)
Legend

Other Abbreviations:
ADR	= American Depositary Receipt
Management	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate

Currency Abbreviations:
USD	= United States Dollar
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.
ßNotes to Consolidated Schedule of Investments for Commodity Strategy ETF